Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Exploration and evaluation assets	$ (1,426,133)
Non-capital losses	1,426,133
Net deferred tax assets (liabilities)